INCOME TAXES - Unrecognized deferred tax assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	$ 197,881	$ 144,116
Equipment.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	4,819	3,111
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	5,861	5,444
Net Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	1,598	982
Provision for closure and reclamation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	6,160	5,151
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	150,701	92,213
Exploration and evaluation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	$ 28,742	$ 37,215